UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-21725
Tortoise Energy Capital Corporation
(Exact name of registrant as specified in charter)
10801 Mastin Blvd., Suite 222, Overland Park, KS 66210
(Address of principal executive offices) (Zip code)
David J. Schulte
10801 Mastin Blvd., Suite 222, Overland Park, KS 66210
(Name and address of agent for service)
913-981-1020
Registrant's telephone number, including area code
Date of fiscal year end: November 30
Date of reporting period: February 28, 2007

Item 1. Schedule of Investments.
(Unaudited)
	February 28, 2007
	Shares	Value
Master Limited Partnerships and
Related Companies — 180.4%(1)
Crude/Refined Products Pipelines — 93.7%(1)
Buckeye Partners, L.P.	257,191	$12,640,938
Enbridge Energy Partners, L.P.	860,700	45,453,567
Holly Energy Partners, L.P.	49,215	2,269,796
Kinder Morgan Management, LLC(2)	1,880,170	94,027,302
Magellan Midstream Partners, L.P.	956,729	40,278,291
Plains All American Pipeline, L.P.(3)	1,835,647	101,878,408
Plains All American Pipeline, L.P.(4)	82,186	4,356,680
Sunoco Logistics Partners, L.P.	848,860	47,621,046
TEPPCO Partners, L.P.	755,898	32,307,080
Valero, L.P.	693,109	43,665,867
Valero GP Holdings, LLC	561,755	14,796,627

		439,295,602

Natural Gas/Natural Gas Liquid Pipelines — 44.4%(1)
Boardwalk Pipeline Partners, L.P.	611,060	22,425,902
Energy Transfer Equity, L.P.(4)	547,246	17,703,408
Energy Transfer Partners, L.P.	731,060	40,325,270
Enterprise Products Partners, L.P.	2,597,696	79,255,705
ONEOK Partners, L.P.	290,750	18,823,155
TC Pipelines, L.P.(4)	867,804	29,861,136

		208,394,576

Natural Gas Gathering/Processing — 36.1%(1)
Copano Energy, LLC	527,002	34,824,292
Crosstex Energy, L.P.(5)	1,269,913	47,723,330
DCP Midstream Partners, L.P.	323,250	11,953,785
Duncan Energy Partners, L.P.	340,030	8,160,720
Hiland Partners, L.P.	2,200	119,328
MarkWest Energy Partners, L.P.	459,633	29,830,182
Regency Energy Partners, L.P.	441,620	12,153,382
Targa Resources Partners, L.P.	89,400	2,154,540
Universal Compression Partners, L.P.	66,000	1,962,180
Williams Partners, L.P.	83,735	3,617,352
Williams Partners, L.P.(4)	107,200	4,353,392
Williams Partners, L.P. — Class B(4)	309,339	12,293,132

		169,145,615

Shipping — 2.4%(1)
K-Sea Transportation Partners, L.P.	280,910	11,095,945

	February 28, 2007
	Shares	Value
Propane Distribution — 3.8%(1)
Inergy, L.P.	569,479	$17,670,933

Total Master Limited Partnerships and
Related Companies (Cost $623,349,254)		845,602,671

Promissory Note — 1.1%(1)	Principal
Shipping — 1.1%(1)	Amount
E.W. Transportation, LLC — Unregistered, 9.28%, Due 3/31/2009
(Cost $5,226,172)(4)(6)	$5,250,378	5,226,172

Short-Term Investments — 0.1%(1)
Investment Companies — 0.1%(1)	Shares
First American Prime Obligations Money Market Fund —
Class Y, 5.04%(7)	170,038	170,038
First American Treasury Obligations Money Market Fund —
Class Y, 4.98%(7)	170,038	170,038

Total Short-Term Investments (Cost $340,076)		340,076

Total Investments — 181.6%(1)
(Cost $628,915,502)		851,168,919
Auction Rate Senior Notes — (25.6%)(1)		(120,000,000)
Interest Rate Swap Contracts — (0.4%)(1)
$190,000,000 notional — Unrealized Depreciation, Net		(1,655,107)
Liabilities in Excess of Cash and Other Assets — (40.7%)(1)		(190,657,391)
Preferred Shares at Redemption Value — (14.9%)(1)		(70,000,000)

Total Net Assets Applicable to
Common Stockholders — 100.0%(1)		$468,856,421

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	Non-income producing; security distributions are paid in kind. Related company of master limited partnership.
(3)	All or a portion of the security is segregated as collateral for the unrealized depreciation of interest rate swap contracts.
(4)	Fair valued securities represent a total market value of $73,793,920 which represents 15.7% of net assets. These securities are deemed to be restricted.
(5)	Affiliated investment; the Company owns 5% or more of the outstanding voting securities of the issuer.
(6)	Security is a variable rate instrument. Interest rate is as of February 28, 2007.
(7)	Rate indicated is the 7-day effective yield as of February 28, 2007.

Certain of the Company’s investments are restricted and are valued as determined in accordance with procedures established by the Board of Directors. The table below shows the number of units held or principal amount, the acquisition date, acquisition cost, value per unit and percent of net assets which the securities comprise.
Investment Security		Number of Units or Principal Amount	Acquisition Date	Acquisition Cost	Value Per Unit	Value as Percent of Net Assets

Energy Transfer Equity, L.P.	Common Units	547,246	11/27/06	$15,000,013	$32.35	3.8%
E.W. Transportation, LLC	Promissory Note	$5,250,378	9/08/05	5,211,001	N/A	1.1
Plains All American Pipeline, L.P.	Common Units	82,186	12/19/06	4,000,000	53.01	0.9
TC Pipelines, L.P.	Common Units	867,804	2/21/07	29,999,984	34.41	6.4
Williams Partners, L.P.	Common Units	107,200	12/13/06	3,922,448	40.61	0.9
Williams Partners, L.P.	Class B Common Units	309,339	12/13/06	11,077,430	39.74	2.6

				$69,210,876		15.7%

The carrying value per unit of unrestricted common units of Plains All American Pipeline, L.P. was $51.91 on December 13, 2006, the date of the purchase agreement, and $51.53 on December 19, 2006, the date of acquisition and date an enforceable right to acquire the restricted Plains All American Pipeline, L.P. securities was obtained by the Company. The carrying value per unit of unrestricted common units of Williams Partners, L.P. was $39.03 on December 1, 2006, the date of the purchase agreement, and $38.75 on December 13, 2006, the date of acquisition and date an enforceable right to acquire the restricted Williams Partners, L.P.. securities was obtained by the Company. The carrying value per unit of unrestricted common units of TC Pipelines, L.P. was $36.21 on February 20, 2007, the date of the purchase agreement, and $37.55 on February 21, 2007, the date of acquisition and date an enforceable right to acquire the restricted TC Pipelines, L.P. securities was obtained by the Company.
As of February 28, 2007, the aggregate cost of securities for Federal income tax purposes was $609,655,645. At February 28, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $241,591,376 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $78,102. The net unrealized appreciation was $241,513,274 at February 28, 2007.
Investments representing 5 percent or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the Investment Company Act of 1940. The aggregate market value of the affiliate security held by the Company as of February 28, 2007 amounted to $47,723,330, representing 10.2 percent of net assets applicable to common stockholders. A summary of affiliated transactions for each company which is or was an affiliate at February 28, 2007 or during the period from December 1, 2006 through February 28, 2007 is as follows:
	Share			Realized	Gross	February 28, 2007
	Balance 11/30/06	Gross Additions	Gross Deductions	Gain (Loss)	Distributions Received	Share Balance	Value

Crosstex Energy, L.P.	1,269,913	$ —	$ —	$ —	$711,151	1,269,913	$47,723,330

Item 2. Controls and Procedures.
(a)	The Registrant’s President and Chief Executive Officer and its Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
TORTOISE ENERGY CAPITAL CORPORATION
By	/s/ David J. Schulte
David J. Schulte, President and Chief Executive Officer
Date	April 20, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By	/s/ David J. Schulte
David J. Schulte, President and Chief Executive Officer
Date	April 20, 2007
By	/s/ Terry Matlack
Terry C. Matlack, Chief Financial Officer
Date	April 20, 2007